Equity Equity, ATM Program (Details) - 2015 ATM Program - USD ($) $ in Millions			3 Months Ended
	Aug. 21, 2015	Aug. 06, 2015	Mar. 31, 2016
Supplemental prospectus, filing date	Aug. 24, 2015
Registration Filing Date		Aug. 06, 2015
Common Units Aggregate Value	$ 750
Partners' Capital Account, Units, Sale of Units			1,492,637
Equity offering, net of issuance costs			$ 72